Restatement of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatements on Previously Reported Financial Statements

The following tables summarize the effect of the restatements on the specific items presented in our previously reported financial statements:

LOTTERY.COM INC.

CONSOLIDATED BALANCE SHEETS (RESTATED)

	Fiscal Year Ended December 31, 2023
	As Previously				As
	Reported	Adjustments			Restated
ASSETS
Cash	$359,826	$			$359,826
Accounts receivable	24,241				24,241
Prepaid expenses	19,020,159				19,020,159
Other current assets	825,948		81,684	(1)	907,632
Notes receivable	2,000,000				2,000,000
Investments	250,000				250,000
Goodwill	12,880,558		(1,653,067)	(2)	11,227,491
Intangible assets, net	17,681,874				17,681,874
Property and equipment, net	21,309				21,309
Other long term assets	12,884,686				12,884,686
Total Assets	$65,948,601		$(1,571,383)	(1)(2)	$64,377,218

LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables	8,009,534		(17,732)	(3)	7,991,802
Deferred revenue	357,143				357,143
Notes payable – current	6,075,594		(48,925)	(4)	6,026,669
Accrued interest	867,236		(8,361)		858,875
Accrued and other expenses	11,519,474		(160,426)	(5)	11,359,048
Other liabilities	1,070,233		96,878	(6)	1,167,111
Total current liabilities	27,899,214		(138,566)		27,760,648
Total liabilities	27,899,214		(138,566)	(3) to (6)	27,760,648
Common Stock	2,877				2,877
Additional paid in capital	269,690,569				269,690,569
Accumulated other comprehensive loss	(144,729)		53,062	(7e)	(91,667)
Accumulated deficit	(233,759,640)		1,346,566	(1) to (7)	(235,106,206)
Noncontrolling interest	2,260,310		(139,881)	(7f)	2,120,429
Total Lottery.com Inc. stockholders’ equity	38,049,387		1,432,817	(1) to (7)	36,616,002
Total liabilities and stockholders’ equity	$65,948,601		$(1,571,383)		$64,377,218

The accompanying notes are an integral part of these consolidated financial statements.

LOTTERY.COM INC.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (RESTATED)

	Year Ended December 31,
	2023			2023
	(As Previously Reported)	Adjustments		(As Restated)
Revenue	$6,482,638	504,836	(7a)	$6,987,474
Cost of revenue	5,545,531	121,013	(7b)	5,666,544
Gross margin	937,107	383,823	(7c)	1,320,930
Operating expenses:	25,119,831	1,368,215	(7)	26,488,046
Loss from operations	(24,182,724)	(984,382)	(7)	$(25,167,116)

Net loss before income tax	$(24,702,722)	-		$(25,679,655)
Income tax expense (benefit)	-	60,000	(8)	60,000
Net Loss	$(24,702,722)			$(25,739,655)
Other comprehensive loss
Foreign currency translation adjustment, net	(34,256)	36,017	(7g)	(70,273)
Comprehensive loss	(24,736,978)			(25,809,928)
Net income attributable to noncontrolling interest	72,227	200,386	(7h)	272,613
Net loss attributable to Lottery.com Inc.	(24,664,751)			(25,537,315)

Net loss per common share
Basic and diluted	$(9.12)			$(9.84)

Weighted average common shares outstanding
Basic and diluted	2,704,032			2,596,493

The accompanying notes are an integral part of these consolidated financial statements.

LOTTERY.COM INC.

CONSOLIDATED STATEMENTS OF EQUITY

FOR THE YEAR ENDING DECEMBER 31, 2023 and 2022

(RESTATED)

					Accumulated	Total
	Common Stock		Additional Paid-In	Accumulated	Other Comprehensive	AutoLotto Inc. Stockholders’	Noncontrolling	Total Stockholder’s
	Shares	Amount	Capital	Deficit	Income	Equity	Interest	Equity

Balance as of December 31, 2021	2,512,816	2,513	239,406,387	(148,188,138)	(655)	91,220,107	2,780,092	94,000,253

Issuance of common stock
upon stock option exercise	3,006	3	(57)	-	-	(54)	-	(54)
Issuance of common stock for legal settlement	3,000	3	241,737	-	-	241,740	-	241,740
Stock based compensation	8,224	8	27,949,249	-	-	27,949,257	-	27,949,257
Other comprehensive loss	-	-	-	-	4,277	4,277	-	4,277
Comprehensive loss	-	-	-	(59,999,072)	-	(59,999,072)	(379,916)	(60,378,988)
Balance as of December 31,2022	2,527,045	$2,527	$267,597,370	$(208,187,210)	$3,622	$59,416,309	$2,400,176	$61,816,485

Stock based compensation	350,000	$350	$2,093199	-	-	$2,093,549	-	$2,093,549
Other comprehensive loss	-	-	-	-	(70,273)	(70,273)	-	(70,273)
Prior period adjustments made to accumulated deficit				(1,381,681)	(25,016)	(1,406,413)	(7,135)	(1,413,548)
Comprehensive loss	-	-	-	(25,537,315)	-	(25,537,315)	(272,612)	(25,809,928)
Balance as of December 31, 2023	$2,877,045	$2,877	$269,690,569	$(235,106,206)	$(91,667)	$34,495,573	$2,120,429	$36,616,002

The accompanying notes are an integral part of these restated consolidated financial statements.

LOTTERY.COM INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2023			2023
	(As Previously
	Reported)	Adjustments		(As Restated)

Cash flow from operating activities
Net loss attributable to Lottery.com Inc.	$(24,664,751)	$(872,564)	(7a) to (7c)	$(25,537,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest	(72,227)	351,974	(7h)	279,747
Depreciation and amortization	4,498,477	1,192,902	(7)	5,691,379
Stock-based compensation expense	2,093,199			2,093,199
Loss on impairment of intangibles	7,510,000	(799,800)	(2)	6,710,200

Changes in assets & liabilities:
Accounts receivable	184,406			184,406
Prepaid expenses	389,164			389,164
Other current assets	(107,398)	(81,684)	(1)	(189,082)
Trade payables	401,901	(17,732)	(3)	384,169
Deferred revenue	(107,143)			(107,143)
Accrued interest	383,064	(8,361)		374,703
Accrued and other expenses	6,892,501	89,918	(5)	6,982,419
Other liabilities	445,205	96,878	(6)	542,083
Other long term assets	125,000			125,000
Prior period adjustments to Accumulated Deficit	0	32,151	(8)	(32,151)
Net cash provided by operating activities	(2,028,602)	80,620		(2,109,222)

Cash flow from investing activities
Net cash used in investing activities	-			-

Cash flow from financing activities
Proceeds from issuance of notes payable	2,319,918	48,925	(4)	2,270,993
Net cash provided by financing activities	2,319,918		(7g)	2,270,993
Effect of exchange rate changes on cash	(34,256)	129,545		95,289
Net change in net cash and restricted cash	257,060			257,060
Cash and restricted cash at beginning of period	102,766			102,766
Cash and restricted cash at end of period	359,826			359,826